BORROWINGS AND LEASES - Schedule of Borrowings Outstanding (Details) - EUR (€) € in Millions	Jul. 02, 2021	Dec. 31, 2020	Jun. 26, 2020
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	€ 11,806	€ 6,382	€ 6,343
Total current borrowings	1,752	805	€ 762
Euro denominated bonds
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	8,643	6,113
Total current borrowings	1,051	350
Foreign currency bonds (swapped into Euro)
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	1,674	0
Total current borrowings	0	359
Australian dollar denominated bonds
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	530	0
Total current borrowings	242	0
Foreign currency bonds (swapped into Australian Dollar)
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	436	0
Total current borrowings	23	0
Lease obligations
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	523	269
Commercial paper
Disclosure of detailed information about borrowings [line items]
Total current borrowings	305	0
Bank overdrafts
Disclosure of detailed information about borrowings [line items]
Total current borrowings	2	0
Lease obligations
Disclosure of detailed information about borrowings [line items]
Total current borrowings	€ 129	€ 96